SUPPLEMENT DATED APRIL 16, 2010

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

On or about May 1, 2010, RiverSource Investments, LLC, will be changing its name to Columbia Management Investment Advisers, LLC.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Protector II, Survivorship II (advisor) (NY)                                                                                                                                          4/2010